UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Passport Management, LLC
Address    30 Hotaling Place, Ste 300
           San Francisco, CA 94111


Form 13F File Number:    028-10809

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joanne Cormican
Title   Chief Financial Officer
Phone   415-321-4600

Signature, Place, and Date of Signing:

/s/ Joanne Cormican       San Francisco, CA       November 14, 2011
-------------------       -----------------       -----------------
[Signature]               [City, State]           [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      0
Form 13F Information Table Value Total:      0   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
